Average Annual Total Returns - Service Shares - Janus Henderson Enterprise Portfolio	Service Shares 1 Year	Service Shares 5 Years	Service Shares 10 Years	Service Shares Since Inception	Service Shares Inception Date	Russell Midcap® Growth Index (reflects no deduction for fees, expenses, or taxes) 1 Year	Russell Midcap® Growth Index (reflects no deduction for fees, expenses, or taxes) 5 Years	Russell Midcap® Growth Index (reflects no deduction for fees, expenses, or taxes) 10 Years	Russell Midcap® Growth Index (reflects no deduction for fees, expenses, or taxes) Since Inception
Total	19.18%	17.92%	14.97%	11.45%	Sep. 13, 1993	35.59%	18.66%	15.04%	10.97%